Debt Securities in Issue	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Debt Securities in Issue
25. DEBT SECURITIES IN ISSUE

	Group
	2019 £m	2018 £m
Medium-term notes:
- US$30bn Euro Medium Term Note Programme	4,679	7,229
- Euro 30bn Euro Medium Term Note Programme	5,175	5,348
- US SEC-registered - Santander UK Group Holdings plc	5,763	5,841
- US SEC-registered - Santander UK plc	5,891	7,649
- US$20bn Commercial Paper Programmes	3,014	3,131

	24,522	29,198

Euro 35bn Global Covered Bond Programme (See Note 14)	19,004	18,114
Certificates of deposit	2,806	3,221
Credit linked notes	60	42
Securitisation programmes (See Note 14)	3,779	5,331

	50,171	55,906

The funding from the Euro 30bn Euro Medium Term Note Programme and the US
SEC-registered
Debt Programme
 in the name of Santander UK Group Holdings plc has been downstreamed to our operating company Santander UK plc.

Santander UK Group Holdings plc [member]
Statement [Line Items]
Debt Securities in Issue	8. DEBT SECURITIES IN ISSUE The Company issues notes in the US from time to time pursuant to a shelf registration statement on Form F-3 filed with the SEC in 2018.